Intangible Assets, Net (Finite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 24,743	$ 14,494
Accumulated Amortization	(6,210)	(1,281)
Net Carrying Amount	18,533	13,213	1,590
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,969	2,873
Accumulated Amortization	(1,056)	(443)
Net Carrying Amount	1,913	2,430
Domain name use right [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,550	1,550
Accumulated Amortization	(388)	(233)
Net Carrying Amount	1,162	1,317
Revenue sharing agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,559	2,482
Accumulated Amortization	(533)	(191)
Net Carrying Amount	2,026	2,291
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,479	1,400
Accumulated Amortization	(903)	(118)
Net Carrying Amount	5,576	1,282
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	361	350
Accumulated Amortization	(87)	(31)
Net Carrying Amount	274	319
User base [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,509	2,434
Accumulated Amortization	(1,812)	(67)
Net Carrying Amount	697	2,367
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,889	3,214
Accumulated Amortization	(1,121)	(172)
Net Carrying Amount	5,768	3,042
Game [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	197	191
Accumulated Amortization	(197)	(26)
Net Carrying Amount	0	165
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,230
Accumulated Amortization	(113)
Net Carrying Amount	$ 1,117